CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 144,921	$ 236,022	$ 659,788	$ 690,670
Less: Cost of Goods Sold	(134,630)	(161,632)	(716,077)	(542,416)
Gross Profit	10,291	74,390	(56,289)	148,254
Operating Expenses:
General and administrative	(993,772)	(606,972)	(2,796,669)	(1,386,079)
Sales and marketing	(259,297)	(584,796)	(2,059,012)	(1,771,012)
Research and development	(151,169)	(35,807)	(524,692)	(86,261)
Related party management fee	(35,000)	(35,000)	(140,000)	(109,975)
Total Operating Expenses	(1,439,238)	(1,262,575)	(5,520,373)	(3,353,327)
Other Income (Expense)	76	(499)
Interest Expense	(1,939)	(17,875)	(105,171)	(39,433)
Total Other Expense	(1,863)	(18,374)
Net Loss	$ (1,430,810)	$ (1,206,559)	$ (5,681,833)	$ (3,244,506)
Weighted average number of shares outstanding	7,569,115	6,060,187	6,528,959	5,245,622
Loss per share, basic and diluted	$ (0.19)	$ (0.20)	$ (0.87)	$ (0.62)